PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Balance in the beginning	$ 14,183	$ 21,781
Additions, Capital	4,788	26,265
Reclassifications	25,230	33,718
Payments	(36,581)	(69,103)
RECPAM and currency translation adjustments and other	(2,883)	1,522
Balance at the end	4,737	14,183
Non-current
Balance in the beginning	69,366	96,392
Additions, Acquisitions through business combinations	4,797
Additions, Capital	43,486	67,568
Additions, Financial result	18,403	27,551
Reclassifications	(25,230)	(33,718)
Payments	(4,074)	(11)
RECPAM and currency translation adjustments and other	(42,289)	(88,416)
Balance at the end	64,459	69,366
Total provisions
Total provisions in the beginning	83,549	118,173
Additions, Acquisitions through business combinations	4,797
Additions, Capital	48,274	93,833
Additions, Financial result	18,403	27,551
Payments	(40,655)	(69,114)
RECPAM and currency translation adjustments and other	(45,172)	(86,894)
Total provisions at the end	69,196	83,549
Other information
Additions/(recoveries), Capital, charged to other operating expenses	21,971	57,247
Additions/(recoveries), Capital, charged to rights of use assets	26,303	36,586
Legal Claims and contingent liabilities
Current
Balance in the beginning	14,183	21,781
Additions, Capital	4,788	26,265
Reclassifications	25,230	33,718
Payments	(36,581)	(69,103)
RECPAM and currency translation adjustments and other	(2,883)	1,522
Balance at the end	4,737	14,183
Non-current
Balance in the beginning	34,015	53,813
Additions, Acquisitions through business combinations	4,797
Additions, Capital	17,183	30,982
Additions, Financial result	18,403	27,551
Reclassifications	(25,230)	(33,718)
Payments	(4,074)	(11)
RECPAM and currency translation adjustments and other	(17,276)	(44,602)
Balance at the end	27,818	34,015
Asset retirement obligations
Non-current
Balance in the beginning	35,351	42,579
Additions, Capital	26,303	36,586
RECPAM and currency translation adjustments and other	(25,013)	(43,814)
Balance at the end	$ 36,641	$ 35,351